Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	At December 31, 2014, the Company’s future minimum lease payments are indicated below:

Year ending December 31:	Total Lease Payments
2015	$577
2016	590
2017	598
2018	59

Total	$1,824